Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ (3,864)	$ (1,777)
Recognised in profit or loss	1,241	4,587
Recognised directly in equity	0	(6,646)	$ 0
Effects of movement in foreign exchange rates	27	(28)
Ending balance	(2,596)	(3,864)	(1,777)
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	86
Effects of movement in foreign exchange rates	(1)
Ending balance	85
Intangible assets, excluding goodwill [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(19,410)	(20,916)
Recognised in profit or loss	3,203	1,917
Effects of movement in foreign exchange rates	870	(411)
Ending balance	(15,337)	(19,410)	(20,916)
Trade and other receivables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	48	48
Recognised in profit or loss		(1)
Effects of movement in foreign exchange rates	(1)	1
Ending balance	47	48	48
Convertible notes [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(6,364)
Recognised in profit or loss	2,050	282
Recognised directly in equity		(6,646)
Ending balance	(4,314)	(6,364)
Employee benefits [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	73	119
Recognised in profit or loss	22	(48)
Effects of movement in foreign exchange rates	(3)	2
Ending balance	92	73	119
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	111	228
Recognised in profit or loss	(111)	(120)
Effects of movement in foreign exchange rates		3
Ending balance		111	228
Tax losses carry forward [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	21,670	18,739
Recognised in profit or loss	(4,025)	2,555
Effects of movement in foreign exchange rates	(837)	376
Ending balance	16,808	21,670	18,739
Other non-current liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	8	5
Recognised in profit or loss	16	2
Effects of movement in foreign exchange rates	(1)	1
Ending balance	$ 23	$ 8	$ 5